Stock-Based Compensation - RSU activity (Details) - $ / shares		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 28, 2026	Sep. 30, 2024	Mar. 31, 2026	Dec. 31, 2023
Number of RSUs
Granted				55,000
Vested		(25,000)
Unvested at end period				25,000
Restricted stock unit
Number of RSUs
Granted	16,552		16,552
Unvested at end period			16,552
Weighted - Average Fair Value
Granted	$ 5.25		$ 5.25
Unvested at end period			$ 5.25